Collaboration Interest-Bearing Advanced Funding (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	September 30, 2023
			US$’000 (Unaudited)
Non-current
Loans from a collaborator	8.64	No specific maturity date	275,906